Stock Option Plans - Summary of option activity (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding, beginning of year	85,835	101,336
Granted
Exercised	(24,715)	(15,101)
Forfeited or expired		(400)
Outstanding, end of year	61,120	85,835
Exercisable, end of year	19,035	23,600
Weighted Average Exercise price
Outstanding, beginning of year	$ 15.65	$ 15.63
Granted
Exercised	$ 15.65	$ 15.53
Forfeited or expired		15.65
Outstanding, end of year	15.65	15.65
Exercisable, end of year	$ 15.65	$ 15.65
Weighted Average Remaining Contractual Term
Outstanding, end of year	6 years 3 months	7 years 3 months
Exercisable, end of year	6 years 3 months	7 years 3 months
Aggregate Intrinsic Value
Outstanding, end of year	$ 649,706	$ 630,887
Exercisable, end of year	$ 202,342	$ 173,460